Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22(a)	$60	$61,718

Aerospace & Defense — 2.5%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	125	126,286
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	200	200,458
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	35,959
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	200	200,782
United Technologies Corp., 3.10%, 06/01/22	85	86,802

		650,287

Agriculture — 2.8%
Altria Group Inc., 2.85%, 08/09/22	85	85,594
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	100	100,121
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	225	224,622
2.50%, 08/22/22	25	25,030
2.63%, 03/06/23	289	290,563

		725,930

Auto Manufacturers — 3.6%
American Honda Finance Corp., 2.20%, 06/27/22	100	99,764
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	50,372
3.45%, 04/10/22 (Call 02/10/22)	85	86,030
PACCAR Financial Corp., 2.65%, 05/10/22	50	50,445
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	225	224,491
2.63%, 01/10/23	248	250,639
2.70%, 01/11/23	75	76,004
2.80%, 07/13/22	75	76,219

		913,964

Beverages — 3.7%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	40	41,197
Coca-Cola Co. (The), 2.20%, 05/25/22	75	75,085
Diageo Investment Corp.
2.88%, 05/11/22	200	203,012
8.00%, 09/15/22	75	87,394
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	175,523
2.75%, 03/01/23	264	270,212
3.10%, 07/17/22 (Call 05/17/22)	100	102,513

		954,936

Biotechnology — 1.9%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	41	42,200
Biogen Inc., 3.63%, 09/15/22	60	61,976
Celgene Corp.
3.25%, 08/15/22	41	41,921
3.55%, 08/15/22	100	103,228
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	230,326

		479,651

Chemicals — 1.8%
Air Products & Chemicals Inc., 2.75%, 02/03/23	41	41,582
Cabot Corp., 3.70%, 07/15/22	40	40,887
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	60	60,719
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	41,948
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	40,683
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	45,552

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	$41	$40,942
2.70%, 02/21/23 (Call 11/21/22)	149	150,695

		463,008

Computers — 5.4%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	150	150,702
2.70%, 05/13/22	250	253,785
2.85%, 02/23/23 (Call 12/23/22)	260	265,988
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	78,808
HP Inc., 4.05%, 09/15/22	45	46,835
IBM Credit LLC, 2.20%, 09/08/22	100	99,403
International Business Machines Corp.
1.88%, 08/01/22	300	296,040
2.88%, 11/09/22	200	202,998

		1,394,559

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.
1.95%, 02/01/23	150	149,167
2.30%, 05/03/22	141	141,759
Procter & Gamble Co. (The), 2.15%, 08/11/22	275	275,619
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	199,594

		766,139

Diversified Financial Services — 2.6%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	672,731

Electric — 7.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	41,449
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	50,564
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	76,109
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	40,876
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	65,428
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	41	41,591
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	41,203
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,467
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	60,560
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	99,933
3.05%, 08/15/22 (Call 05/15/22)	120	121,675
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	101,330
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	26,010
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	94,866
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	40	42,150
Georgia Power Co., 2.85%, 05/15/22	35	35,391
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	74,943
2.40%, 04/25/22 (Call 03/25/22)	175	176,046
2.70%, 02/15/23 (Call 12/15/22)	50	50,538
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	50	50,679
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	150	149,316
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	95,134
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	110	115,024
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	25,647
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	41,586
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	42,779
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	41	41,336

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	$45	$45,547

		1,873,177

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	153,209

Electronics — 0.2%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	60,770

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	35	35,928
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	45,680

		81,608

Food — 1.3%
Campbell Soup Co., 2.50%, 08/02/22(a)	75	74,895
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	50,831
Kraft Heinz Foods Co.
3.50%, 06/06/22	75	76,688
3.50%, 07/15/22 (Call 05/15/22)	30	30,656
Sysco Corp., 2.60%, 06/12/22	50	50,179
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	41	43,215

		326,464

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	35,587

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	41,585

Health Care – Products — 0.8%
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	157	160,625
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	30	30,688

		191,313

Health Care – Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	41	41,199
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	128,268
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	41	42,307

		211,774

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	72,059

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	41	41,318
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	33	33,551

		74,869

Internet — 2.9%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	302,385
2.50%, 11/29/22 (Call 08/29/22)	141	142,417
Baidu Inc., 3.50%, 11/28/22	200	203,844
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	100,488

		749,134

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	49	51,428

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	230	233,089

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
2.40%, 06/06/22	$150	$150,450
2.63%, 03/01/23	149	150,928
2.85%, 06/01/22	75	76,156
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	158,272
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	315,585
John Deere Capital Corp., 2.80%, 03/06/23	345	351,420

		1,435,900

Manufacturing — 2.0%
3M Co.
2.00%, 06/26/22	192	191,318
2.25%, 03/15/23 (Call 02/15/23)(a)	75	75,114
Eaton Corp., 2.75%, 11/02/22	50	50,430
General Electric Co.
2.70%, 10/09/22	100	99,727
3.15%, 09/07/22	50	50,461
Parker-Hannifin Corp., 3.50%, 09/15/22	30	30,895

		497,945

Media — 3.7%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	122,333
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	101,596
2.85%, 01/15/23	200	203,770
3.13%, 07/15/22	75	76,899
Discovery Communications LLC, 3.30%, 05/15/22	75	76,310
NBCUniversal Media LLC, 2.88%, 01/15/23	75	76,478
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	170,760
Walt Disney Co. (The), 3.00%, 09/15/22(b)	116	118,446

		946,592

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	200	201,170

Mining — 0.3%
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(b)	65	67,081

Oil & Gas — 9.5%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	29	29,349
BP Capital Markets America Inc., 3.25%, 05/06/22	182	186,515
BP Capital Markets PLC, 2.50%, 11/06/22	400	402,148
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	427,592
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	60	60,556
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	260	264,776
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	75,011
2.70%, 02/15/23 (Call 11/15/22)	260	260,484
Phillips 66, 4.30%, 04/01/22	85	89,394
Shell International Finance BV
2.25%, 01/06/23	214	214,257
2.38%, 08/21/22	225	225,947
Total Capital International SA, 2.70%, 01/25/23	200	203,050

		2,439,079

Oil & Gas Services — 1.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	250	251,828
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	65	64,650
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	30,463

		346,941

Pharmaceuticals — 9.3%
AbbVie Inc., 2.90%, 11/06/22	142	143,248

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	$50	$50,719
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)(a)	30	29,998
Bristol-Myers Squibb Co.
2.00%, 08/01/22	190	188,277
2.60%, 05/16/22(a)(b)	100	100,880
Cardinal Health Inc., 3.20%, 03/15/23(a)	60	60,734
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	25	25,043
3.50%, 07/20/22 (Call 05/20/22)	50	51,305
3.70%, 03/09/23 (Call 02/09/23)	85	87,730
Eli Lilly & Co., 2.35%, 05/15/22	175	175,604
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	225	229,104
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	377,271
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	50,116
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	41,193
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	225	226,784
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	200	201,142
2.40%, 09/21/22(a)	300	302,346
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	46,020

		2,387,514

Pipelines — 1.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	51,146
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	56,561
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	66	67,658
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	40,694
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	41,722
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	34,905
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	66	67,254

		359,940

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	35	36,066
Crown Castle International Corp.
4.88%, 04/15/22	25	26,482
5.25%, 01/15/23	60	65,110

		127,658

Retail — 4.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,079
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	175	175,567
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	350	354,655
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	86,455
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	35	34,461
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	75	75,800
Walgreen Co., 3.10%, 09/15/22	41	41,624
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	225	226,384

		1,029,025

Semiconductors — 5.5%
Broadcom Inc., 3.13%, 10/15/22(b)	50	50,106

Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	75	75,332
2.70%, 12/15/22	350	355,439
3.10%, 07/29/22	150	153,996
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	40,727
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	175,581
3.00%, 05/20/22	475	482,291

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	$75	$74,339

		1,407,811

Software — 4.6%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	40,907
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	41	42,234
Microsoft Corp.
2.13%, 11/15/22	175	175,656
2.65%, 11/03/22 (Call 09/03/22)	260	264,399
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	160,967
2.50%, 10/15/22	455	457,912
2.63%, 02/15/23 (Call 01/15/23)	25	25,288

		1,167,363

Telecommunications — 4.0%
America Movil SAB de CV, 3.13%, 07/16/22	400	406,424
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	125	125,631
3.00%, 06/30/22 (Call 04/30/22)	50	50,763
3.40%, 06/15/22	30	30,753
Cisco Systems Inc.
2.60%, 02/28/23	140	142,187
3.00%, 06/15/22	150	153,627
Motorola Solutions Inc.
3.50%, 03/01/23	40	40,705
3.75%, 05/15/22	24	24,598
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	60	60,193

		1,034,881

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	30	31,114

Transportation — 2.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	180	184,358
3.05%, 09/01/22 (Call 06/01/22)	50	51,025
FedEx Corp., 2.63%, 08/01/22	50	50,211
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	41,858
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	40,686
4.16%, 07/15/22 (Call 04/15/22)	35	36,667
United Parcel Service Inc., 2.45%, 10/01/22	341	343,145

		747,950

Total Corporate Bonds & Notes — 98.4% (Cost: $24,943,792)		25,233,864

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	779	779,844

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	219	$219,000

		998,844

Total Short-Term Investments — 3.9% (Cost: $998,473)		998,844

Total Investments in Securities — 102.3% (Cost: $25,942,265)		26,232,708

Other Assets, Less Liabilities — (2.3)%		(595,524)

Net Assets — 100.0%		$25,637,184

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,321	(1,542)	779	$779,844	$4,225	(a)	$766	$43
BlackRock Cash Funds: Treasury, SL Agency Shares	390	(171)	219	219,000	5,707		—	—

				$998,844	$9,932		$766	$43

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$25,233,864	$—	$25,233,864
Money Market Funds	998,844	—	—	998,844

	$998,844	$25,233,864	$—	$26,232,708

4